Contingent liabilities, contractual commitments and guarantees	12 Months Ended
Dec. 31, 2021
Other Provisions, Contingent Liabilities And Contingent Assets [Abstract]
Contingent liabilities, contractual commitments and guarantees

32	Contingent liabilities, contractual commitments and guarantees

	HSBC		HSBC Holdings[1]
	2021	2020	2021	2020
	$m	$m	$m	$m
Guarantees and other contingent liabilities:
– financial guarantees	27,795	18,384	13,746	13,787
– performance and other guarantees	85,534	78,114	—	—
– other contingent liabilities	858	1,219	133	119
At 31 Dec	114,187	97,717	13,879	13,906
Commitments:[2]
– documentary credits and short-term trade-related transactions	8,827	7,178	—	—
– forward asset purchases and forward deposits placed	47,184	66,506	—	—
– standby facilities, credit lines and other commitments to lend	759,463	771,086	—	—
At 31 Dec	815,474	844,770	—	—
1    Guarantees by HSBC Holdings are all in favour of other Group entities.
2    Includes $627,637m of commitments at 31 December 2021 (31 December 2020: $659,783m), to which the impairment requirements in IFRS 9 are applied where HSBC has become party to an irrevocable commitment.
The preceding table discloses the nominal principal amounts of off-balance sheet liabilities and commitments for the Group, which represent the maximum amounts at risk should the contracts be fully drawn upon and the clients default. As a significant portion of guarantees and commitments are expected to expire without being drawn upon, the total of the nominal principal amounts is not indicative of future liquidity requirements. The expected credit loss provision relating to guarantees and commitments under IFRS 9 is disclosed in Note 27.
The majority of the guarantees have a term of less than one year, while guarantees with terms of more than one year are subject to HSBC’s annual credit review process.
Contingent liabilities arising from legal proceedings, regulatory and other matters against Group companies are excluded from this note but are disclosed in Notes 27 and 34.
Financial Services Compensation Scheme
The Financial Services Compensation Scheme (‘FSCS’) provides compensation, up to certain limits, to eligible customers of financial services firms that are unable, or likely to be unable, to pay claims against them. The FSCS may impose a further levy on HSBC UK to the extent the industry levies imposed to date are not sufficient to cover the compensation due to customers in any future possible collapse.
The ultimate FSCS levy to the industry as a result of a collapse cannot be estimated reliably. It is dependent on various uncertain factors including the potential recovery of assets by the FSCS, changes in the level of protected products (including deposits and investments)
and the population of FSCS members at the time.
Associates
HSBC’s share of associates’ contingent liabilities, contractual commitments and guarantees amounted to $63.5bn at 31 December 2021 (2020: $53.1bn). No matters arose where HSBC was severally liable.